Summary of significant accounting policies - FY	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Summary of significant accounting policies [Abstract]
Summary of significant accounting policies
1.	Summary of significant accounting policies

Basis of presentation

The accompanying condensed consolidated financial statements and notes have been prepared in accordance with United States (“U.S.”) generally accepted accounting principles (“GAAP”) for interim financial information and do not contain all of the information and footnotes required by U.S. GAAP for complete financial statements. For a more complete description of the Company’s business and accounting policies, these condensed consolidated interim financial statements should be read in conjunction with the 2015 audited consolidated financial statements of Kinsale Capital Group, Inc. and its wholly owned subsidiaries (the “Company”) included in the final prospectus filed with the SEC on July 29, 2016. In the opinion of management, all adjustments necessary for a fair presentation of the condensed consolidated financial statements have been included. Such adjustments consist only of normal recurring items. All significant intercompany balances and transactions have been eliminated in consolidation. Interim results are not necessarily indicative of results of operations for the full year.

On August 2, 2016, the Company completed its IPO of 7,590,000 shares of common stock at a price to the public of $16.00 per share. The Company issued 5,000,000 shares of common stock and the selling stockholders sold 2,590,000 shares of common stock, which included 990,000 shares sold to the underwriters pursuant to their option to purchase additional shares. See Note 6, “Stockholders’ Equity,” for further discussion.

Use of estimates

The preparation of condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management periodically reviews its estimates and assumptions.

Adopted accounting pronouncements

ASU 2016-09, Compensation – Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting

In March 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2016-09, “Compensation – Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting.” This ASU was issued to simplify the accounting for share-based payment awards, including income tax consequences, statutory tax withholding requirements, forfeitures and classification in the statement of cash flows. ASU 2016-09 is effective for fiscal years, and interim reporting periods within those years, beginning after December 15, 2016. Early adoption is permitted in any interim or annual reporting period. The standard requires the guidance related to forfeitures and the timing of when excess tax benefits are recognized to be applied using a modified retrospective transition method, the guidance related to the accounting for income taxes to be applied prospectively, and the guidance related to the presentation of excess tax benefits on the statement of cash flows to be applied either prospectively or retrospectively. The Company early adopted ASU 2016-09 in the third quarter of 2016 and elected to account for forfeitures as they occur. The adoption of this standard did not have a significant impact on the consolidated financial statements and related disclosures.

Prospective accounting pronouncements

ASU 2015-09, Financial Services-Insurance (Topic 944): Disclosures about Short-Duration Contracts

In May 2015, the FASB issued ASU 2015-09, “Insurance (Topic 944), Disclosures about Short-Duration Contracts.” This ASU was issued to enhance disclosures about an entity’s insurance liabilities, including the nature, amount, timing and uncertainty of cash flows related to those liabilities. The new guidance requires the disclosure of the following information related to unpaid claims and claim adjustment expenses:

•	net incurred and paid claims development information by accident year for the number of years for which claims incurred typically remain outstanding, but need not exceed 10 years;

•
a reconciliation of incurred and paid claims development information to the aggregate carrying amount of the liability for unpaid claims and claim adjustment expenses, with separate disclosure of reinsurance recoverable on unpaid claims for each period presented in the statement of financial position;

•
for each accident year presented, the total of incurred-but-not-reported liabilities plus expected development on reported claims included in the liability for unpaid claims and claim adjustment expenses;

•	for each accident year presented, quantitative information about claim frequency accompanied by a qualitative description of methodologies used for determining claim frequency information; and

•	for all claims, the average annual percentage payout of incurred claims by age.

This ASU is effective for annual reporting periods beginning after December 15, 2015 and for interim periods beginning after December 15, 2016. Early adoption is permitted. The Company has not early-adopted this ASU and while disclosures will be increased, the Company does not believe adoption will have a material effect on its consolidated financial statements.

ASU 2016-01, Financial Instruments – Overall: Recognition and Measurement of Financial Assets and Financial Liabilities

In January 2016, the FASB issued ASU 2016-01, “Financial Instruments – Overall: Recognition and Measurement of Financial Assets and Financial Liabilities,” which requires equity investments to be measured at fair value with changes in fair value recognized in net income, requires public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes, requires separate presentation of financial assets and financial liabilities by measurement category and form of financial asset, and eliminates the requirement for public business entities to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost. The amendments in this ASU are effective for public companies for annual reporting periods beginning after December 15, 2017, including interim periods within those fiscal years. The Company is currently evaluating the impact of the adoption on its consolidated financial statements.

ASU 2016-02, Leases (Topic 842)

In February 2016, the FASB issued ASU 2016-02,“Leases (Topic 842)” to improve the financial reporting of leasing transactions. Under this ASU, lessees will recognize a right-of-use asset and corresponding liability on the balance sheet for all leases, except for leases covering a period of fewer than 12 months. The liability is to be measured as the present value of the future minimum lease payments taking into account renewal options (if probable of exercise) plus initial incremental direct costs such as commissions. The minimum payments are discounted using the rate implicit in the lease or, if not known, the lessee’s incremental borrowing rate. The lessee’s income statement treatment for leases will vary depending on the nature of what is being leased. A financing type lease is present when, among other matters, the asset is being leased for a substantial portion of its economic life or has an end-of-term title transfer or a bargain purchase option. The payment of the liability set up for such leases will be apportioned between interest and principal; the right-of use asset will be generally amortized on a straight-line basis. If the lease does not qualify as a financing type lease, it will be accounted for on the income statement as rent on a straight-line basis. This ASU is effective for annual and interim reporting periods beginning after December 15, 2018. Early adoption is permitted. The Company is currently evaluating the impact of the adoption on its consolidated financial statements.

ASU 2016-13, Financial Instruments – Credit Losses (Topic 326)

On June 16, 2016, the FASB issued ASU 2016-13, “Financial Instruments – Credit Losses (Topic 326)” to provide more useful information about the expected credit losses on financial instruments. Current GAAP delays the recognition of credit losses until it is probable a loss has been incurred. The update will require a financial asset measured at amortized cost to be presented at the net amount expected to be collected by means of an allowance for credit losses that runs through net income. Credit losses relating to available-for-sale debt securities will also be recorded through an allowance for credit losses. However, the amendments would limit the amount of the allowance to the amount by which fair value is below amortized cost. The measurement of credit losses on available-for-sale securities is similar under current GAAP, but the update requires the use of the allowance account through which amounts can be reversed, rather than through an irreversible write-down.

This ASU is effective for annual and interim reporting periods beginning after December 15, 2019. Early adoption is permitted beginning after December 15, 2018. Upon adoption, the update will be applied using the modified-retrospective approach, by which a cumulative-effect adjustment will be made to retained earnings as of the beginning of the first reporting period presented. The Company is currently evaluating the impact of the adoption on its consolidated financial statements.

There are no other prospective accounting standards which, upon their effective date, would have a material impact on the Company’s consolidated financial statements.

1.	Summary of significant accounting policies

Principles of consolidation

The accompanying consolidated financial statements include the accounts of KCGI and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management periodically reviews its estimates and assumptions. These reviews include evaluating the adequacy of reserves for unpaid losses and loss adjustment expenses, reinsurance allowance for doubtful accounts, income tax uncertainties and other contingencies, fair value of certain investments, as well as evaluating the investment portfolio for other-than-temporary declines in fair value.

Cash and cash equivalents

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.

Short-term investments

Short-term investments are carried at cost, which approximates fair value. Short-term investments have maturities greater than three months but less than one year at the date of purchase.

Fixed maturity and equity securities

Fixed maturity and equity securities are classified as available-for-sale and reported at fair value. The Company’s equity securities consist of selected exchange traded funds. Unrealized gains and losses on these securities are excluded from net earnings but are recorded as a separate component of comprehensive income (loss) and stockholders’ equity, net of deferred income taxes.

The Company regularly evaluates its fixed maturity and equity securities using both quantitative and qualitative criteria to determine impairment losses for other-than-temporary declines in the fair value of the investments. See note 2 for further discussion of other-than-temporary impairment (“OTTI”).

Interest on fixed maturities is credited to earnings as it accrues. Premiums and discounts are amortized or accreted over the lives of the related fixed maturities. Dividends on equity securities are included in earnings on the ex-dividend date. Realized gains and losses on disposition of investments are based on specific identification of the investments sold on the trade date.

Reinsurance

Reinsurance premiums, commissions, and ceded unearned premiums on reinsured business are accounted for on a basis consistent with that used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company receives ceding commissions in connection with certain ceded reinsurance. The ceding commissions are capitalized and amortized as a reduction of underwriting, acquisition and insurance expenses.

Reinsurance recoverables represent paid losses and loss adjustment expenses and reserves for unpaid losses and loss adjustment expenses ceded to reinsurers that are subject to reimbursement under reinsurance treaties. The method for determining reinsurance recoverables for unpaid losses and loss adjustment expenses involves reviewing actuarial estimates of gross unpaid losses and loss adjustment expenses to determine the Company’s ability to cede unpaid losses and loss adjustment expenses under the Company’s existing reinsurance contracts. This method is continually reviewed and updated and any resulting adjustments are reflected in earnings in the period identified. See note 8 for a further discussion of the Company’s reinsurance program.

Premiums receivable, net

Premiums receivable balances are carried at face value, net of any allowance for doubtful accounts. The allowance for doubtful accounts represents an estimate of amounts considered uncollectible based on the Company’s assessment of the collectability of receivables that are past due. The Company recorded an allowance for doubtful accounts of $2.1 million and $0.6 million at December 31, 2015 and 2014, respectively, and believes that all other amounts due are collectible.

Deferred policy acquisition costs, net of ceding commissions

The Company defers commissions, net of ceding commissions, and certain other costs that are directly related to the successful acquisition of insurance contracts. All eligible costs are capitalized and charged to expense in proportion to premium earned over the estimated policy life. To the extent that unearned premiums on existing policies are not adequate to cover the related costs and expenses, deferred policy acquisition costs are charged to earnings. The Company considers anticipated investment income in determining whether a premium deficiency exists.

The negative (liability) balances at December 31, 2015 and 2014 are due to the effect of the deferred ceding commissions associated with the Company’s multi-line quota share reinsurance agreement (“MLQS”). See note 8 for details regarding the MLQS.

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation. Depreciation of property and equipment is calculated using the straight-line method over the estimated useful lives of the assets. The estimated useful lives range from seven to ten years for furniture and equipment, three to seven years for electronic data processing hardware and software, and from two to six years for leasehold improvements, which is the shorter of the estimated useful life or the lease term. Property and equipment is included in “other assets” in the accompanying consolidated balance sheets.

Intangible assets

Intangible assets are recorded at fair value at the date of acquisition. The Company’s intangible assets are comprised solely of indefinite-lived intangible assets acquired with American Healthcare Specialty Insurance Company, which arise from regulatory approvals granted by the various state insurance departments to write insurance business in the respective states on a non-admitted basis. In accordance with U.S. GAAP, the amortization of indefinite-lived intangible assets is not permitted. Indefinite-lived intangible assets are tested for impairment during the fourth quarter on an annual basis , or earlier if there is reason to suspect that their values may have been diminished or impaired. There were no impairments recognized in 2015, 2014, or 2013. In addition, as of December 31, 2015, no triggering events occurred that suggested an updated review was necessary.

Reserves for unpaid losses and loss adjustment expenses

Reserves for unpaid losses and loss adjustment expenses represent management’s best estimate of ultimate unpaid cost of all reported and unreported losses and loss adjustment expenses incurred prior to the financial statement date. The estimates are based on an actuarial method that uses management’s initial expected loss ratio, expected reporting patterns for losses based on industry data and the Company’s actual reported losses and loss adjustment expenses. All estimates are regularly reviewed and, as experience develops and new information becomes known, the reserves for unpaid losses and loss adjustment expenses are adjusted as necessary. Such adjustments are reflected in the results of operations in the period in which they are determined. Although management believes that the reserve for losses and loss adjustment expenses is reasonable, due to the inherent uncertainty in estimating reserves for unpaid losses and loss adjustment expenses, it is possible that the Company’s actual incurred losses and loss adjustment expenses will not develop in a manner consistent with the assumptions inherent in the determination of these reserves. If actual liabilities do exceed recorded amounts, there will be an adverse effect. Furthermore, we may determine that recorded reserves are more than adequate to cover expected losses which will result in a reduction to the reserves. The Company believes that the reserves for unpaid losses and loss adjustment expenses at December 31, 2015 and 2014 are adequate and represent a reasonable provision to meet the future obligations. See note 7 for a further discussion of unpaid losses and loss adjustment expenses.

Revenue recognition

Premiums are recognized as revenue ratably over the term of the insurance contracts, net of ceded reinsurance. Unearned premiums are calculated on a daily pro rata basis.

Income taxes

Deferred income tax assets and liabilities are determined based on the difference between the financial statement and the tax bases of assets and liabilities, using enacted tax rates expected to be in effect during the year in which the basis differences reverse. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded when it is more likely than not that some portion, or all, of the deferred tax assets will not be realizable. Management evaluates the realizability of the deferred tax assets and assesses the need for any valuation allowance adjustment. Valuation allowances on deferred tax assets are estimated based on the Company’s assessment of the realizability of such amounts.

The Company provides for uncertain tax positions, and the related interest and penalties, based upon management’s assessment of whether a tax benefit is more likely than not to be sustained upon examination by tax authorities. To the extent that the anticipated tax outcome of these uncertain tax positions changes, such changes in estimate will impact the income tax provision in the period in which such determination is made. The Company recognizes accrued interest and penalties related to uncertain tax positions as a component of income tax expense.

Impairment of long-lived assets

Long-lived assets, such as property and equipment and intangible assets, are assessed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group with its carrying value. If the carrying value of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary. No impairment indicators were identified and no impairment losses were recognized as of December 31, 2015, 2014 and 2013.

Commitments and contingencies

Liabilities for loss contingencies, arising from noninsurance policy claims, assessments, litigation, fines, and penalties and other sources, are recorded when it is probable that a liability has been incurred and the amount of the assessment and remediation can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.

Fair value of financial instruments

The fair values of certain financial instruments are determined based on the fair value hierarchy. U.S. GAAP guidance requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The guidance also describes three levels of inputs that may be used to measure fair value.

The following was considered in the estimation of fair value for each class of financial instruments for which it was practicable to estimate that value. The Company’s investment manager uses independent pricing vendors to estimate the fair value of fixed maturity securities and the Company’s management reviews these prices for reasonableness. U.S. Treasury Securities that have quoted prices in active markets are included in the amounts disclosed as Level 1. For other fixed maturity securities, the pricing vendors use a pricing methodology involving the market approach, including pricing models which use prices and relevant market information regarding a particular security or securities with similar characteristics to establish a valuation. The estimates of fair value of these fixed maturity investments are included in the amounts disclosed as Level 2. For those bonds where significant inputs are unobservable, Level 3 inputs, the Company’s investment manager obtains valuations from pricing vendors using the market approach and income approach valuation techniques.

For equity securities, the Company’s investment manager uses prices from independent pricing vendors. Prices are based on quoted prices in an active market and are therefore disclosed as Level 1.

Fair value disclosures for investments are included in note 3.

Stock-based compensation

Stock-based compensation is expensed based upon the estimated fair value of employee stock awards. Compensation cost for awards of equity instruments to employees is measured based on the grant-date fair value of those awards and compensation expense is recognized over the service period that the awards vest.

See note 9 for further discussion and related disclosures regarding restricted stock grants.

Adopted accounting pronouncements

ASU 2015-03, Interest-Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs
In April 2015, the Financial Accounting Standards Board (“FASB”) issued ASU 2015-03, “Simplifying the Presentation of Debt Issuance Costs.” This ASU was issued to simplify the presentation of debt issuance costs by requiring them to be presented in the balance sheet as a direct deduction from the carrying amount of the related recognized debt liability, consistent with debt discounts. The Company adopted ASU 2015-03 on December 31, 2015 on a retrospective basis. The adoption of the new standard decreased note payable and other assets by $0.4 million at December 31, 2015 and by $0.5 million at December 31, 2014.

Prospective accounting pronouncements

ASU 2015-09, Financial Services-Insurance (Topic 944): Disclosures about Short-Duration Contracts

In May 2015, the FASB issued ASU 2015-09, “Insurance (Topic 944), Disclosures about Short-Duration Contracts.” This ASU was issued to enhance disclosures about an entity’s insurance liabilities, including the nature, amount, timing and uncertainty of cash flows related to those liabilities. The new guidance requires the disclosure of the following information related to unpaid claims and claim adjustment expenses:

•	net incurred and paid claims development information by accident year for the number of years for which claims incurred typically remain outstanding, but need not exceed 10 years;
•
a reconciliation of incurred and paid claims development information to the aggregate carrying amount of the liability for unpaid claims and claim adjustment expenses, with separate disclosure of reinsurance recoverable on unpaid claims for each period presented in the statement of financial position;

•
for each accident year presented, the total of incurred-but-not-reported liabilities plus expected development on reported claims included in the liability for unpaid claims and claim adjustment expenses;

•	for each accident year presented, quantitative information about claim frequency accompanied by a qualitative description of methodologies used for determining claim frequency information; and
•	for all claims, the average annual percentage payout of incurred claims by age.

This ASU is effective for annual reporting periods beginning after December 15, 2015 and for interim periods beginning after December 15, 2016. Early adoption is permitted. The Company has not early-adopted this ASU and while disclosures will be increased, the Company does not believe adoption will have a material effect on its financial statements.

ASU 2016-01, Financial Instruments - Overall: Recognition and Measurement of Financial Assets and Financial Liabilities
In January 2016, the FASB issued ASU 2016-01, “Financial Instruments – Overall: Recognition and Measurement of Financial Assets and Financial Liabilities,” which requires equity investments to be measured at fair value with changes in fair value recognized in net income, requires public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes, requires separate presentation of financial assets and financial liabilities by measurement category and form of financial asset, and eliminates the requirement for public business entities to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost. The amendments in this ASU are effective for public companies for annual reporting periods beginning after December 15, 2017, including interim periods within those fiscal years. The Company is currently evaluating the impact of the adoption on its consolidated financial statements.

ASU 2016-02, Leases (Topic 842)

In February 2016, the FASB issued ASU 2016-02, “Leases (Topic 842)” to improve the financial reporting of leasing transactions. Under this ASU, lessees will recognize a right-of-use asset and corresponding liability on the balance sheet for all leases, except for leases covering a period of fewer than 12 months. The liability is to be measured as the present value of the future minimum lease payments taking into account renewal options if applicable plus initial incremental direct costs such as commissions. The minimum payments are discounted using the rate implicit in the lease or, if not known, the lessee’s incremental borrowing rate. The lessee’s income statement treatment for leases will vary depending on the nature of what is being leased. A financing type lease is present when, among other matters, the asset is being leased for a substantial portion of its economic life or has an end-of-term title transfer or a bargain purchase option as in today’s practice. The payment of the liability set up for such leases will be apportioned between interest and principal; the right-of use asset will be generally amortized on a straight-line basis. If the lease does not qualify as a financing type lease, it will be accounted for on the income statement as rent on a straight-line basis. This ASU is effective for annual and interim reporting periods beginning after December 15, 2018. Early adoption is permitted. The Company is currently evaluating the impact of the adoption on its consolidated financial statements.

There are no other prospective accounting standards which, upon their effective date, would have a material impact on the Company’s financial statements.